Harbor Human Capital Factor US Large Cap ETF Investment Strategy - Harbor Human Capital Factor US Large Cap ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Index. The Fund invests at least 80% of its total assets in securities that are included in the Index. The Index consists of a modified market capitalization-weighted portfolio of equity securities of approximately 150 U.S. companies identified by Irrational Capital LLC (“Irrational Capital”) as those it believes to possess strong corporate culture based on its proprietary scoring methodology. The Index was developed by the Canadian Imperial Bank of Commerce (“CIBC”). Irrational Capital calculates Human Capital Factor scores based on a proprietary, rules-based scoring methodology it developed by leveraging its research in behavioral science, data science and human capital. The scoring methodology seeks to quantitatively measure the contribution of a company’s corporate culture to its financial performance. Irrational Capital calculates Human Capital Factor scores based on a combination of multiple characteristics, such as ■Employee engagement and motivation ■Trust and transparency ■Point of view diversity ■Compensation fairness The significance of each characteristic to the calculation of the Human Capital Factor scores varies at the time of each calculation based on the most recent data obtained by Irrational Capital. Irrational Capital expects to continue to refine its proprietary methods over time. Constituents of the Solactive GBS United States 500 Index, which intends to track the performance of the largest 500 companies from the U.S. stock market (the “index universe”), at the time of Index reconstitution are eligible for inclusion in the Index. Each company in the index universe that is also identified by Irrational Capital on its list of high-scoring companies (based on the most current scores as of each reconstitution) will be included in the Index. Index constituents in the same sector are weighted based on their float-adjusted market capitalizations, subject to certain caps on individual stock weights. On reconstitution dates, the Index will target the same sector weights as the index universe. If after the Index’s weighting and capping rules are applied, a sector’s weight in the Index would be less than its weight in the index universe, the Index will include exchange-traded funds that invest specifically in the stocks and securities of the corresponding sector (known as sector ETFs), or such other sector proxy as the CIBC may determine, to fill the remaining weight and ensure sector neutrality as compared with the index universe on the reconstitution date. The Index has been created and licensed to Harbor Capital Advisors, Inc. (the “Advisor or “Harbor Capital”) by the CIBC and is calculated, published and distributed by Solactive AG (“Solactive”). The Index is comprised of equity securities traded on U.S. public securities exchanges as well as sector ETFs. The Fund may purchase American Depositary Receipts (ADRs), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. The Fund may concentrate its investments in a particular sector, industry or group of industries from time to time to the extent that the Index concentrates in a sector, industry or group of industries. As of the date of this Prospectus, the Index is concentrated in, and therefore the Fund has significant exposure to, the information technology sector. Under normal circumstances, the Index is reconstituted annually. The Fund uses an indexing investment approach to attempt to approximate, before fees and expenses, the investment performance of the Index. The Fund generally will use a replication strategy, which means that the Fund seeks to hold each security found in the Index (including shares of sector ETFs included in the Index) in approximately the same proportion as represented in the Index itself. There also may be instances in which the Advisor may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Advisor believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate as closely as possible, before fees and expenses, the performance of the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The Fund does not take temporary defensive positions when markets decline or appear overvalued.